Provisions - Summary of Other Provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Reconciliation of Changes In Other Provisions
Beginning		₩ 808,604
Transfer between stages:
Ending		968,819	$ 768,794	₩ 808,604
Provisions for credit losses of unused loan commitments
Reconciliation of Changes In Other Provisions
Beginning		308,640
Transfer between stages:
Ending		342,182		308,640
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		153,997		162,721
Transfer between stages:
Transfer To 12month Expected Credit Losses		41,314		38,831
Transfer To Lifetime Expected Credit Losses		(19,232)		(27,308)
Impairment		(338)		(457)
Increase				(22,543)
Reversal		2,587
Business combination				813
Others		1,557		1,940
Ending		179,885		153,997
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		146,619		127,463
Transfer between stages:
Transfer To 12month Expected Credit Losses		(40,375)		(37,595)
Transfer To Lifetime Expected Credit Losses		19,848		28,203
Impairment		(1,705)		(1,002)
Increase		25,743		29,145
Business combination				0
Others		937		405
Ending		151,067		146,619
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation of Changes In Other Provisions
Beginning		8,024		8,569
Transfer between stages:
Transfer To 12month Expected Credit Losses		(939)		(1,236)
Transfer To Lifetime Expected Credit Losses		(616)		(895)
Impairment		2,043		1,459
Increase		2,738
Reversal				127
Business combination				0
Others		(20)		0
Ending		11,230		8,024
Provisions for credit losses of acceptances and guarantees
Reconciliation of Changes In Other Provisions
Beginning		121,104
Transfer between stages:
Ending		153,529		121,104
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		27,397		33,088
Transfer between stages:
Transfer To 12month Expected Credit Losses		1,144		3,958
Transfer To Lifetime Expected Credit Losses		(355)		(3,973)
Impairment		(9)		(10)
Increase				(7,425)
Reversal		(1,689)
Business combination				0
Others		418		1,759
Ending		26,906		27,397
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		82,170		14,838
Transfer between stages:
Transfer To 12month Expected Credit Losses		(1,144)		(203)
Transfer To Lifetime Expected Credit Losses		1,016		3,982
Impairment		(142)		(85)
Increase		33,983
Reversal				64,178
Business combination				0
Others		2,841		(540)
Ending		118,724		82,170
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation of Changes In Other Provisions
Beginning		11,537		14,328
Transfer between stages:
Transfer To 12month Expected Credit Losses		0		(3,755)
Transfer To Lifetime Expected Credit Losses		(661)		(9)
Impairment		151		95
Increase		(3,262)
Reversal				711
Business combination				0
Others		134		167
Ending		7,899		11,537
Provisions for credit losses of financial guarantee contracts
Reconciliation of Changes In Other Provisions
Beginning		5,351		6,348
Transfer between stages:
Increase				(830)
Reversal		(2,396)
Others		0		(167)
Ending		2,955		5,351
Total
Reconciliation of Changes In Other Provisions
Beginning		221,323		195,852
Transfer between stages:
Increase		154,540		171,455
Decrease		(64,743)		(146,161)
Others				177
Ending		311,120		221,323
Total | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning	[1]	221,323
Transfer between stages:
Increase	[1]	311,120
Ending	[1]			221,323
Provisions for restoration costs
Reconciliation of Changes In Other Provisions
Beginning		152,186		151,696
Transfer between stages:
Increase		17,270		11,350
Reversal		210		(2,075)
Used		(23,916)		(15,739)
Unwinding of discount		2,725		1,589
Effect of changes in discount rate		10,558		5,365
Ending		₩ 159,033		₩ 152,186
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.	Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.	Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.
Membership rewards program
Reconciliation of Changes In Other Provisions
Beginning		₩ 22,902		₩ 19,501
Transfer between stages:
Increase		84		77,384
Decrease		(22,940)		(73,983)
Others				0
Ending		46		22,902
Dormant accounts
Reconciliation of Changes In Other Provisions
Beginning		3,062		3,007
Transfer between stages:
Increase		2,666		3,429
Decrease		(2,934)		(3,374)
Others				0
Ending		2,794		3,062
Others
Reconciliation of Changes In Other Provisions
Beginning		140,191		132,827
Transfer between stages:
Increase		89,179		71,972
Decrease		(34,617)		(64,614)
Others				6
Ending		194,753		140,191
Litigations
Reconciliation of Changes In Other Provisions
Beginning		55,168		40,517
Transfer between stages:
Increase		62,611		18,670
Decrease		(4,252)		(4,190)
Others				171
Ending		₩ 113,527		₩ 55,168

[1]	Includes provisions for redemption-suspended funds.